Long-Term Debt (Schedule of Boyd Bank Credit Facility) (Details) - Line of Credit - Parent - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Amount outstanding	$ 1,536,251	$ 1,621,054
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount outstanding	130,000	170,000
Term Loan A [Member]
Line of Credit Facility [Line Items]
Amount outstanding	207,288	210,938
Refinancing Term B Loans [Member]
Line of Credit Facility [Line Items]
Amount outstanding	1,162,163	1,170,016
Swing Loan [Member]
Line of Credit Facility [Line Items]
Amount outstanding	$ 36,800	$ 70,100